Share Based Compensation (Tables)	6 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares

A summary of activities of the restricted shares for the six months ended December 31, 2024 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of June 30, 2024	-	-
Granted	166,000	$5.53
Vested	(26,500)	$5.65
Unvested as of December 31, 2024	139,500	$5.51

Schedule of Allocation of Total Share Based Compensation Expenses

The allocation of total share-based compensation expenses is set forth as follows:

	For the six months ended December 31,
	2024	2023
Sales and marketing expenses	$121,800	$-
General and administrative expenses	102,133	-
Total	$223,933	$-